USAA        9800 Fredericksburg Road
EAGLE       San Antonio, Texas 78288
LOGO (R)

April 27, 2012

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

RE:      USAA Mutual Funds Trust
Post-Effective Amendment No. 74 to
Registration Statement on Form N-1A
1933 Act File No. 33-65572
1940 Act File No. 811-7852

Dear Sir or Madam:

On behalf of USAA Mutual Funds Trust, a Delaware statutory trust (the “Registrant”), we hereby enclose for filing with the Securities and Exchange Commission pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 74 (the “Amendment”) to the above-captioned Registration Statement, together with the exhibits indicated as being filed herewith. The manually executed original, held on file, has been sequentially numbered in accordance with the provisions of Rule 403 under the 1933 Act.

As indicated on the cover page of the Amendment, the Registrant has elected to have the Amendment become effective on May 1, 2012, pursuant to Rule 485(b) under the 1933 Act.

The Amendment is being filed to make needed non-material changes to the USAA Mutual Funds Trust (S&P 500 Index Fund Member Shares, S&P 500 Index Fund Reward Shares, Extended Market Index Fund, Nasdaq-100 Index Fund, Total Return Strategy Fund, Global Opportunities Fund, Real Return Fund Shares, Real Return Fund Institutional Shares, Ultra Short-Term Bond Fund, Target Retirement Income Fund, Target Retirement 2020 Fund, Target Retirement 2030 Fund, Target Retirement 2040 Fund, and Target Retirement 2050 Fund). We believe the Amendment does not contain any disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

If you have any questions with respect to the enclosed, please call me at (210) 498-4628.

Sincerely,

                                                                                                      /S/ James G. Whetzel
James G. Whetzel
Assistant Secretary
USAA Mutual Funds Trust

Enclosures
cc:  K&L Gates LLP

USAA Asset Management Company